S-4 Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate Benefit to the Effective Tax Rate Benefit (Detail) - TLG Acquisition One Corp	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Federal statutory rate	21.00%	21.00%
Change in fair value of derivative warrant liabilities	(19.00%)	(28.00%)
Transaction costs allocated to derivative warrant liabilities	0.00%	1.70%
Merger costs	5.00%	(3.40%)
Change in valuation allowance	3.20%	8.80%
Income Taxes Benefit	10.20%	0.00%